Non-current assets held for sale	12 Months Ended
Dec. 31, 2021
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Non-current Assets Held For Sale
20.
Non-current
assets held for sale
Includes certain real property assets located in Argentina which the Board of Directors are committed to sale in the short-term.

	December 31, 2021	December 31, 2020
Property and equipment held for sale	302,108	341,034

TOTAL	302,108	341,034

Based on the reports prepared by the independent
appraiser
relied upon by the Bank to assess the
impairment
of its property, it was determined that the carrying amount of one piece of property exceeds its recoverable value, for which reason such amount should be written down to the recoverable value. The impairment loss is disclosed in Note 35 – Other operating expenses, Loss from sale or impairment of investment properties and other non-financial
assets.
The impairment loss for
non-current
assets held for sale is reported below:

	December 31, 2021	December 31, 2020
Real estate held for sale - Fisherton	(38,924)	—

TOTAL	(38,924)	—